Consolidated Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	250,000	250,000	1,270,000
Preferred stock, shares outstanding	250,000	250,000	1,270,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Class A Common Stock [Member]
Common stock, shares issued	10,170,120	9,558,997	4,621,687
Common stock, shares outstanding	10,170,120	9,558,997	4,621,687